The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%

	Shares	Value
BRAZIL — 11.2%
Atacadao	1,925,900	$3,409,995
Banco Bradesco	6,356,540	15,971,810
Banco do Brasil	1,089,600	10,242,333
Petroleo Brasileiro ADR	1,063,529	15,942,300
Sendas Distribuidora S	2,592,100	6,286,160
Suzano	608,900	6,551,076
		58,403,674

CHINA — 37.2%
Alibaba Group Holding *	503,300	5,501,565
Alibaba Group Holding ADR *	184,721	16,022,699
Baidu ADR *	72,162	9,694,965
Bank of China, Cl A	7,903,630	4,085,085
China Merchants Port Holdings	6,858,968	8,539,824
China Overseas Land & Investment	6,188,000	12,832,813
China Resources Power Holdings	5,442,000	10,382,327
Gree Electric Appliances of Zhuhai, Cl A	4,345,100	21,677,675
Hello Group ADR	713,848	4,982,659
Industrial & Commercial Bank of China, Cl A	15,371,900	9,857,923
Jiangsu Yanghe Brewery Joint-Stock, Cl A	698,200	12,437,296
Kunlun Energy	8,088,000	6,971,568
Lenovo Group	7,718,000	7,953,602
Ningbo Huaxiang Electronic, Cl A	23,956	46,870
PICC Property & Casualty, Cl H	10,486,000	13,470,800
Ping An Insurance Group of China, Cl A	1,290,600	8,603,145
Shanghai Mechanical and Electrical Industry, Cl A	3,909,614	8,081,327
Suofeiya Home Collection, Cl A	2,520,800	6,579,604
Tencent Holdings	311,400	12,176,132
Trip.com Group ADR *	251,144	8,782,506
Weibo ADR	403,370	5,058,260
		193,738,645

CZECH REPUBLIC — 0.7%
Komercni Banka	121,142	3,528,247

HONG KONG — 4.6%
Melco Resorts & Entertainment ADR *	1,338,151	13,234,314
WH Group	20,640,306	10,832,869
		24,067,183

HUNGARY — 1.8%
OTP Bank Nyrt	256,598	9,265,876

INDIA — 2.1%
State Bank of India	1,533,399	11,052,531

MACAO — 3.4%
Galaxy Entertainment Group	1,185,000	7,134,862

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
Sands China *	3,370,800	$10,330,701
		17,465,563

POLAND — 3.4%
Powszechna Kasa Oszczednosci Bank Polski *	731,496	5,813,590
Powszechny Zaklad Ubezpieczen	1,236,183	11,706,338
		17,519,928

RUSSIA — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 4.6%
Absa Group	513,918	4,745,403
Group	1,574,039	9,381,676
Naspers, Cl N	61,288	9,793,618
		23,920,697

SOUTH KOREA — 13.6%
DB Insurance	122,162	8,094,411
Hana Financial Group	185,145	5,800,315
Hyundai Mobis	38,418	6,837,573
KB Financial Group	142,479	5,811,277
Samsung Electronics	396,913	20,065,593
SK Hynix	237,478	20,106,001
WONIK IPS	179,917	4,257,706
		70,972,876

TAIWAN — 8.0%
Chailease Holding	915,000	5,137,946
Taiwan Semiconductor Manufacturing	592,000	9,653,296
Taiwan Semiconductor Manufacturing ADR	176,350	15,324,815
Yageo	489,000	7,962,786
Zhen Ding Technology Holding	1,119,000	3,416,300
		41,495,143

THAILAND — 4.4%
CP ALL	4,754,400	7,899,518
Kasikornbank	2,464,200	8,526,995
Krung Thai Bank	85,900	44,823
SCB X	2,378,400	6,695,118
		23,166,454

UNITED STATES — 1.3%
JBS	1,877,800	6,743,052

TOTAL COMMON STOCK (Cost $499,400,838)		501,339,869

TOTAL INVESTMENTS— 96.3% (Cost $499,400,838)		$501,339,869

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

Percentages are based on Net Assets of $520,559,755.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

ARG-QH-001-0500

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK – 90.4%

	Shares	Value
AUSTRALIA — 0.2%
QBE Insurance Group	1,391	$14,050

BERMUDA — 2.2%
RenaissanceRe Holdings	710	140,523

BRAZIL — 1.2%
Banco Bradesco ADR	17,603	50,169
Petroleo Brasileiro ADR	1,864	27,941
		78,110

CANADA — 1.8%
Nutrien	1,400	86,458
Suncor Energy	754	25,930
		112,388

CHINA — 13.4%
Alibaba Group Holding *	1,800	19,676
Alibaba Group Holding ADR *	2,397	207,916
NXP Semiconductors	654	130,748
Ping An Insurance Group of China, Cl H	25,000	143,182
Prosus *	6,463	190,763
Tencent Holdings	3,200	125,124
Trip.com Group ADR *	523	18,289
Weibo ADR	967	12,126
		847,824

FINLAND — 2.0%
Nokia	32,606	122,999

FRANCE — 9.7%
Accor	8,102	273,593
Airbus	1,381	185,399
Bouygues	757	26,523
TotalEnergies	1,942	127,933
		613,448

GERMANY — 3.0%
Covestro *	1,368	73,849
Fresenius & KGaA	3,701	115,274
		189,123

HONG KONG — 5.0%
CK Asset Holdings	4,500	23,704
Melco Resorts & Entertainment ADR *	18,004	178,060
Prudential	7,165	77,699
Sun Hung Kai Properties	2,000	21,402
WH Group	23,956	12,573
		313,438

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
IRELAND — 0.1%
AerCap Holdings *	115	$7,207

JAPAN — 14.4%
Daito Trust Construction	200	21,079
Daiwa Securities Group	23,900	138,036
ITOCHU	1,500	54,263
Kansai Electric Power	5,500	76,460
Mitsubishi Electric	15,800	195,491
Mitsubishi Motors	19,100	83,256
Murata Manufacturing	3,600	65,862
Nidec	3,800	176,243
Nitori Holdings	500	55,909
Nomura Holdings	6,500	26,058
Subaru	900	17,501
		910,158

LUXEMBOURG — 0.5%
ArcelorMittal	1,253	31,496

MACAO — 4.7%
Galaxy Entertainment Group	10,000	60,210
Sands China *	77,600	237,825
		298,035

NETHERLANDS — 2.7%
ABN AMRO Bank	2,091	29,712
Aegon	21,613	104,700
Shell	1,058	33,640
		168,052

NORWAY — 1.6%
Aker BP	1,405	38,880
Equinor	1,901	62,406
		101,286

SOUTH KOREA — 6.1%
Hyundai Mobis	187	33,282
KB Financial Group ADR	1,624	66,763
Samsung Electronics	3,136	158,538
SK Hynix	1,474	124,796
SK Square *	54	1,695
		385,074

SPAIN — 2.7%
Banco Santander	44,266	169,347

SWEDEN — 1.8%
Boliden	3,996	115,010

SWITZERLAND — 4.7%
Adecco Group	2,083	85,928

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
Novartis	627	$64,299
UBS Group	5,768	142,979
		293,206

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	1,407	122,268

UNITED KINGDOM — 3.9%
Abrdn	2,607	4,954
Berkeley Group Holdings	363	18,190
easyJet *	2,079	10,839
HSBC Holdings	3,704	29,145
Kingfisher	36,914	100,572
Lloyds Banking Group	23,320	12,625
Taylor Wimpey	29,046	41,570
Whitbread	685	28,951
		246,846

UNITED STATES — 6.8%
GSK	6,621	120,529
Holcim	1,989	127,725
Las Vegas Sands	3,925	179,922
		428,176

TOTAL COMMON STOCK
(Cost $5,778,227)		5,708,064

PREFERRED STOCK — 8.1%

BRAZIL — 6.4%
Gerdau (A)	25,590	122,438
Petroleo Brasileiro (A)	40,800	279,870
		402,308

GERMANY — 1.7%
Henkel & KGaA (A)	1,523	108,624

TOTAL PREFERRED STOCK (Cost $468,452)		510,932

TOTAL INVESTMENTS— 98.5% (Cost $6,246,679)		$6,218,996

Percentages are based on Net Assets of $6,313,160.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ARG-QH-001-0500

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK – 99.6%

	Shares	Value
COMMUNICATION SERVICES — 6.0%
Comcast, Cl A	635	$28,156
Walt Disney *	355	28,773

		56,929

CONSUMER DISCRETIONARY — 18.0%
Las Vegas Sands	840	38,506
Lear	137	18,385
Mohawk Industries *	197	16,904
Newell Brands	1,895	17,112
PVH	245	18,745
Sabre *	3,929	17,641
Signet Jewelers	132	9,479
Tapestry	1,204	34,615

		171,387

CONSUMER STAPLES — 2.8%
Ingredion	97	9,545
Target	159	17,580

		27,125

ENERGY — 6.6%
Helmerich & Payne	248	10,456
Petroleo Brasileiro ADR	2,100	31,479
Phillips 66	177	21,266

		63,201

FINANCIALS — 21.6%
American International Group	342	20,725
Bank of America	518	14,183
Citigroup	697	28,668
Global Payments	235	27,117
Goldman Sachs Group	30	9,707
MetLife	316	19,880
RenaissanceRe Holdings	239	47,303
SLM	703	9,575
Travelers	124	20,250
Wells Fargo	240	9,806

		207,214

HEALTH CARE — 15.6%
AbbVie	135	20,123
Cigna Group	71	20,311
CVS Health	150	10,473
Elevance Health	22	9,579
Gilead Sciences	521	39,044
McKesson	72	31,309

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
SEPTEMBER 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
Medtronic	121	$9,482
Perrigo	281	8,978

		149,299

INDUSTRIALS — 6.0%
AerCap Holdings *	163	10,215
General Electric	263	29,074
WESCO International	123	17,690

		56,979

INFORMATION TECHNOLOGY — 14.0%
Arrow Electronics *	222	27,803
Micron Technology	639	43,471
QUALCOMM	308	34,207
TE Connectivity	226	27,918

		133,399

MATERIALS — 9.0%
Alcoa	497	14,443
Celanese, Cl A	79	9,916
Dow	547	28,203
International Flavors & Fragrances	141	9,612
LyondellBasell Industries, Cl A	252	23,865

		86,039

TOTAL COMMON STOCK (Cost $994,883)		951,572

TOTAL INVESTMENTS— 99.6% (Cost $994,883)		$951,572

Percentages are based on Net Assets of $955,185.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ARG-QH-001-0500